DEPOSITS BY BANKS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

		Group
	2025	2024
	£m	£m
Items in the course of transmission[1]	572	523
Deposits held as collateral	543	723
Other deposits[2]	5,622	12,791
	6,737	14,037
1Includes £503m (2024: £476m) of balances relating to settlement activities.
2Includes balance drawn from the TFSME of £3.9bn (2024: £11.0bn).